Derivative financial instruments - Derivative arrangements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	€ (391.3)	€ 305.0	€ (309.4)
Current derivative assets	212.1	286.3	269.1
Current derivative liabilities	190.5	1.7	555.4
Derivative assets available for offset against derivative liabilities under master netting arrangements	25.1
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(6.7)	7.9	(8.2)
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Interest rate swaps [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(0.7)	1.6	(10.4)
Current derivative liabilities	1.0
Interest rate swaps [Member] | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(6.0)	6.3	(0.5)
Interest rate swaps [Member] | After five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)			2.7
Foreign currency forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(594.4)	238.9	295.3
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Foreign currency forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(187.4)	224.8	266.6
Foreign currency forward contracts [Member] | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	(407.0)	11.9	28.7
Foreign currency forward contracts [Member] | After five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)		2.2
Commodity forward contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	209.8	58.2	(596.5)
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0	0.0	0.0
Commodity forward contracts [Member] | Less than one year
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)	209.8	€ 58.2	(542.6)
Commodity forward contracts [Member] | Between one and five years
Disclosure of detailed information about financial instruments [line items]
Net Derivative financial instrument asset (liability)			€ (53.9)
Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on ineffectiveness of cash flow hedges recognised in profit or loss	0.0
Cross currency interest rate swap contract | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative assets	€ 0.3